Derivative Financial Instruments - Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	$ 17	$ 7	[1]	$ 17	[1]
Non-current assets	184	85	[1]	34	[1]
Total derivative assets	201	92
Within one year - current liabilities	(12)	(17)	[1]	(47)	[1]
Non-current liabilities	(1)	(1)	[1]	(21)	[1]
Total derivative liabilities	(13)	(18)
Net asset/(liability) arising on derivative financial instruments	188	74		$ (17)
Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Total derivative assets	2	1
Total derivative liabilities	(4)	(4)
Net asset/(liability) arising on derivative financial instruments	(2)	(3)
Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	183	84
Total derivative assets	183	84
Net asset/(liability) arising on derivative financial instruments	183	84
Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	1
Total derivative assets	8	4
Total derivative liabilities	(7)	(10)
Net asset/(liability) arising on derivative financial instruments	1	(6)
Net Investment Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Total derivative assets	8	3
Total derivative liabilities	(2)	(4)
Net asset/(liability) arising on derivative financial instruments	6	(1)
Within 1 year [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	17	7
Within one year - current liabilities	(12)	(17)
Within 1 year [member] | Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	2	1
Within one year - current liabilities	(4)	(4)
Within 1 year [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	7	3
Within one year - current liabilities	(6)	(9)
Within 1 year [member] | Net Investment Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	8	3
Within one year - current liabilities	(2)	(4)
Between1 and 2 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	1
Non-current liabilities	(1)	(1)
Between1 and 2 years [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	1
Non-current liabilities	(1)	(1)
Between 2 and 3 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	32
Between 2 and 3 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	32
Between 3 and 4 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		26
Between 3 and 4 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		26
Between 4 and 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	74
Between 4 and 5 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	74
After 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	77	58
After 5 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	$ 77	$ 58

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.